Note 6 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Trade receivable	$ 947,911	$ 3,023,081
Government grants receivable (Note 17)	22,556	21,847	$ 20,273
	$ 970,467	$ 3,044,928